Student Loans - Student Loan Portfolio by Program (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Student Loan Portfolio By Program [Line Items]
Ending balance of student loan	$ 162,546	$ 174,420
Percentage to total student loans	100.00%	100.00%
Average Balance Student Loans	169,815	180,064
Average Effective Interest Rate Of Student Loans	3.38%	3.27%
FFELP Stafford and Other Student Loans, net [Member]
Student Loan Portfolio By Program [Line Items]
Ending balance of student loan	44,289	50,440
Percentage to total student loans	27.00%	29.00%
Average Balance Student Loans	47,629	53,163
Average Effective Interest Rate Of Student Loans	1.98%	1.92%
FFELP Consolidation Loans, net [Member]
Student Loan Portfolio By Program [Line Items]
Ending balance of student loan	81,323	87,690
Percentage to total student loans	50.00%	50.00%
Average Balance Student Loans	84,495	89,946
Average Effective Interest Rate Of Student Loans	2.73%	2.71%
Private Education Loans, Net [Member]
Student Loan Portfolio By Program [Line Items]
Ending balance of student loan	36,934	36,290
Percentage to total student loans	23.00%	21.00%
Average Balance Student Loans	$ 37,691	$ 36,955
Average Effective Interest Rate Of Student Loans	6.58%	6.57%